Fixed Assets (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	$ 225,179,262		$ 197,153,889	$ 156,188,373
Aggregate Carrying Value Of Vessels	53,900,000
Aggregated Estimated Market Of Vessels	29,100,000
Payment For Purchase of Vessels	38,288,452	75,588,933	49,736,191	96,768,542
Payments to Acquire Buildings	6,960,499	0	31,900,000	0
Property, Plant and Equipment, Estimated Useful Lives				the Company determined that the remaining useful life of the m/v Bulk Cajun should be extended beyond its original estimate end of life (2014) to 2017.
Property, Plant and Equipment, Useful Life				5 years
Vessel and Vessel Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	30,190,224		27,074,656
Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Payment For Purchase of Vessels			49,482,000	96,300,000
Payments to Acquire Buildings			26,100,000
Number of Vessels			4
Ultramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Buildings			$ 5,790,000
Number of Vessels			2